UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)   (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 29

Date of reporting period: February 29, 2020

Item 1. REPORTS TO STOCKHOLDERS.
Annual Report 2020
For the fiscal year ended February 29,2020

Arin Large Cap Theta Fund

ARIN RISK ADVISORS
LLC

Where smart money becomes brilliant.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Arin Large Cap Theta Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Arin Large Cap Theta Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Arin Large Cap Theta Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Arin Large Cap Theta Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com/fundpages/332.htm or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Arin Large Cap Theta Fund:

See Our Web site @ arinllc.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Arin, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Arin.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

1100 East Hector Street Suite 215 Conshohocken, PA 19428-2388 (610) 822-3400 Email: jdesipio@arinllc.com www.arinllc.com

Letter to Shareholders
(Unaudited)

April 16, 2020

Dear Shareholders of the Arin Large Cap Theta Fund:

First, we trust you, your loved ones and your colleagues are doing well and staying safe.  It is somewhat surreal to write a note about fund performance when many people’s minds are focused on the basics such as health, shelter, and well-being.

According to portfolioanalytics.com, for the fiscal year ending February 29, 2020, the Arin Large Cap Theta Fund (“Theta”) offered returns of 2.55% for the Institutional Class and 2.21% for the Advisor Class.  These returns trailed the return of the S&P 500 Stock Index (“Index”) by 5.64% and 5.98% for the respective share classes.  Theta did outperform the CBOE S&P 500 Buy-Write (“BXM”) by 1.66% and 1.32%.

Since Theta is neither a pure “long” fund nor a pure “option selling” fund, these comparisons offer little insight into the manner in which Theta operates.  In fact, over the life of Theta, portfolioanalytics.com calculates Theta is just 70% correlated to the Index and 66% correlated to BXM.

We argue the lack of correlation with other strategies or indexes is precisely why Theta earns an allocation in your investment plan.  Theta has the ability to generate returns in ways unrelated to traditional metrics such as earnings growth, multiple expansion, or dividend streams.  Theta sources its return through relative value volatility trades.  We express these views through the listed options market.  We most often use options tied to the Index.

It is important to restate the non-linear aspect of the derivatives we may employ within Theta.  Traditionally, investors often rely upon a linear relationship between an investment’s performance and that of the market.  Measures such as “beta” seek to estimate the relative change between an asset’s price and a market move.  For example, an asset with a beta of 1 will move in the same direction and to the same degree as the market.  In contrast, Theta may rely upon investments that offer convexity.  Unlike linear measures such as beta, convex relationships tend to exhibit some type of curvature or “smile” between an asset’s price and the market’s movement, especially under certain exaggerated movements.  The more pronounced the market’s move, the greater the differential between the asset’s accelerating rate of change and the market’s actual move.  The convexity Theta seeks to enjoy will come from a market dislocation event which could trigger elevated levels uncertainty and a profound downward market move.  Theta holds a ratio of “convexity” options in relation to assets in the fund.  You can find this ratio each week on: https://www.ncfunds.com/fundpages/332.htm.

Theta’s biggest challenge to producing ongoing positive returns is the cost management of these convexity options.  Theta seeks to sell volatility in order to generate premium flows to pay for the ratio position as well as earn a competitive, current income return.  The last fiscal year can be split into two distinct time periods.  The first period lasted from February 28, 2019 through January 25, 2020.  During this period, expected or implied market volatility as measured by the CBOE SPX Market Volatility Index was pretty much unchanged, -0.95%.  Theta produced a return of 3.30%/2.97% while the Index increased by 19.98% and BXM grew by 10.60%. After January 25, 2020, the world changed.  For the period of January 26, 2020 through February 29, 2020, Theta lost 0.83%/.0.84%, while the Index was down 9.89%.  Importantly, volatility levels surged higher as the CBOE SPX Market Volatility Index went up 175.48%.  Market conditions began to set up for Theta to enjoy the rewards of its convexity trade.

As the safety and health of each country’s citizens leapt to the forefront due the Covid-19 pandemic, the economic and financial markets broke.  By March 31, 2020, the long-awaited pay-off for Theta’s investors occurred.  In this thirty-one-day period, Theta was up 29.80%/29.70%, and the Index fell by 12.46%.  This return divergence brought Theta into the lead within its Morningstar category, and subsequently Morningstar granted Theta its five-star rating.  We show Theta’s performance over the last several years as a gentle reminder that past performance is not indicative of future results.

Your patience with us and your trust in the math offered a just reward.  We thank you for staying with us during this journey.  We look forward to securing additional returns while remaining careful stewards of the funds you placed with us.  Please know we appreciate the confidence you place in us.

Please feel free to contact us at 800-773-3863 to discuss the Arin Large Cap Theta Fund and our investment approach.

Yours truly,

Joe DeSipio, CFA, FRM
Arin Risk Advisors, LLC

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

RCARN0420001

Arin Large Cap Theta Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from August 14, 2013 (Date of Initial Public Investment) through February 29, 2020

Comparison of the Change in Value of a $25,000 Investment

The graph above assumes an initial $25,000 investment at August 14, 2013 (Date of Initial Public Investment) and represents the reinvestment of all dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
February 29, 2020	Year	Year	Inception*	Date
Institutional Class Shares	2.55%	0.67%	2.13%	08/14/13
S&P 500 Total Return Index	8.19%	9.22%	11.21%	N/A
* The Inception Date of the Institutional Class Shares is August 14, 2013.

				(Continued)

Arin Large Cap Theta Fund - Institutional Class Shares

Performance Update (Unaudited) - (Continued)

For the period from August 14, 2013 (Date of Initial Public Investment) through February 29, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Fund's Administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.28% (with the exception of management fees, distribution and/or service (12b-1) fees, borrowing costs such as expenses on short sales, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through June 30, 2020 and can only be terminated prior to that date at the discretion of the Fund's Board of Trustees.  The Fund's Administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's Administrator, through June 30, 2020, under which it has agreed to make payments to the Administrator when the Fund is at lower asset levels and to assume certain expenses of the Fund outlined in the Operating Plan.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.  The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.  Including interest expense, the expenses would be 0.83% per the Fund’s most recent annual prospectus dated July 1, 2019, as supplemented on July 29, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends and distributions.

Arin Large Cap Theta Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 3, 2013 (Date of Initial Public Investment) through February 29, 2020

Comparison of the Change in Value of a $25,000 Investment

The graph above assumes an initial $25,000 investment at September 3, 2013 (Date of Initial Public Investment) and represents the reinvestment of all dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
February 29, 2020	Year	Year	Inception*	Date
Advisor Class - No Sales Load	2.21%	0.29%	1.93%	09/03/13
S&P 500 Total Return Index	8.19%	9.22%	11.79%	N/A
* The Inception Date of the Advisor Class Shares is September 3, 2013.

(Continued)

Arin Large Cap Theta Fund - Advisor Class Shares

Performance Update (Unaudited) - (Continued)

For the period from September 3, 2013 (Date of Initial Public Investment) through February 29, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Fund's Administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.28% (with the exception of management fees, distribution and/or service (12b-1) fees, borrowing costs such as expenses on short sales, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee.  The agreement runs through June 30, 2020 and can only be terminated prior to that date at the discretion of the Fund's Board of Trustees.  The Fund's Administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's Administrator, through June 30, 2020, under which it has agreed to make payments to the Administrator when the Fund is at lower asset levels and to assume certain expenses of the Fund outlined in the Operating Plan.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.  The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.  Including interest expense, the expenses would be 1.23% per the Fund’s most recent annual prospectus dated July 1, 2019, as supplemented on July 29, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends and distributions.

Arin Large Cap Theta Fund

Schedule of Investments

As of February 29, 2020
						Value (Note 1)
TREASURY BILLS - 36.89%		Principal	Yield (a)	Maturity Date
	United States Treasury Bill	$17,600,000	1.440%	3/5/2020		$17,597,842
	United States Treasury Bill	18,000,000	1.600%	4/2/2020		17,977,990

	Total Treasury Bills (Cost $35,570,131)					35,575,832

CALL OPTIONS PURCHASED - 46.40%		Number of Contracts	Exercise Price	Expiration Date	Notional Value
*	S&P 500 Index Call Option (b)	229	$1,000	3/20/2020	$67,651,638	44,566,835
*	S&P 500 Index Call Option (b)	2	3,500	3/20/2020	5,908	60
*	S&P 500 Index Call Option (b)	1	1,000	6/19/2020	2,954	193,465

	Total Call Options Purchased (Premiums Paid $50,956,126)					44,760,360

PUT OPTIONS PURCHASED - 8.02%		Number of Contracts	Exercise Price	Expiration Date	Notional Value
*	S&P 500 Index Put Option (b)	25	$3,100	3/2/2020	$7,385,550	380,750
*	S&P 500 Index Put Option (b)	5	2,800	3/4/2020	1,477,110	13,000
*	S&P 500 Index Put Option (b)	231	2,000	3/20/2020	68,242,482	36,383
*	S&P 500 Index Put Option (b)	75	2,975	3/20/2020	22,156,650	936,750
*	S&P 500 Index Put Option (b)	125	3,100	3/20/2020	36,927,750	2,346,875
*	S&P 500 Index Put Option (b)	1,959	1,800	4/17/2020	578,731,698	396,697
*	S&P 500 Index Put Option (b)	1,710	1,800	5/15/2020	505,171,620	607,050
*	S&P 500 Index Put Option (b)	3,010	1,900	6/19/2020	889,220,220	2,423,050
*	S&P 500 Index Put Option (b)	1	4,000	6/19/2020	295,422	105,260
*	S&P 500 Index Put Option (b)	510	1,900	7/17/2020	150,665,220	492,150

	Total Put Options Purchased (Premiums Paid $1,611,240)					7,737,965

SHORT-TERM INVESTMENT - 40.49%
	Fidelity Investments Money Market Government Portfolio -				Shares
	Class I, 1.46% §				39,057,825	39,057,825

	Total Short-Term Investment (Cost $39,057,825)					39,057,825

Investments, at value (Cost $127,195,322) - 131.80%						$127,131,982

Options Written (Premiums Received $32,204,054) - (33.46)%						(32,274,028)

Other Assets Less Liabilities - 1.66%						1,604,481

Net Assets - 100%						$96,462,435

						(Continued)

Arin Large Cap Theta Fund

Schedule of Investments - Schedule of Options Written

As of February 29, 2020
			Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 22.76%
	*	S&P 500 Index Call Option (b)	5	$3,050	3/4/2020	$1,477,110	$18,225
	*	S&P 500 Index Call Option (b)	231	2,000	3/20/2020	68,242,482	21,931,140
	*	S&P 500 Index Call Option (b)	1	4,000	6/19/2020	295,422	15

		Total Call Options Written (Premiums Received $28,214,914)					21,949,380

PUT OPTIONS WRITTEN - 10.70%
	*	S&P 500 Index Put Option (b)	25	3,050	3/2/2020	7,385,550	264,750
	*	S&P 500 Index Put Option (b)	5	3,100	3/6/2020	1,477,110	78,400
	*	S&P 500 Index Put Option (b)	40	3,425	3/13/2020	11,816,880	1,823,400
	*	S&P 500 Index Put Option (b)	229	1,000	3/20/2020	67,651,638	1,718
	*	S&P 500 Index Put Option (b)	500	1,800	3/20/2020	147,711,000	22,500
	*	S&P 500 Index Put Option (b)	75	2,900	3/20/2020	22,156,650	742,500
	*	S&P 500 Index Put Option (b)	125	3,000	3/20/2020	36,927,750	1,733,750
	*	S&P 500 Index Put Option (b)	50	3,025	3/20/2020	14,771,100	736,000
	*	S&P 500 Index Put Option (b)	50	3,050	3/20/2020	14,771,100	795,000
	*	S&P 500 Index Put Option (b)	10	3,100	3/20/2020	2,954,220	185,750
	*	S&P 500 Index Put Option (b)	50	3,150	3/20/2020	14,771,100	1,091,500
	*	S&P 500 Index Put Option (b)	75	3,200	3/20/2020	22,156,650	1,939,875
	*	S&P 500 Index Put Option (b)	25	3,250	3/20/2020	7,385,550	756,500
	*	S&P 500 Index Put Option (b)	2	3,500	3/20/2020	590,844	110,310
	*	S&P 500 Index Put Option (b)	609	1,600	4/17/2020	179,911,998	42,630
	*	S&P 500 Index Put Option (b)	1	1,000	6/19/2020	295,422	65

		Total Put Options Written (Premiums Received $3,989,140)					10,324,648

	Total Options Written (Premiums Received $32,204,054)						$32,274,028

		Summary of Investments
		(Unaudited)		% of Net
				Assets	Value
		Treasury Bills		36.89%	$35,575,832
		Call Options Purchased		46.40%	44,760,360
		Put Options Purchased		8.02%	7,737,965
		Short-Term Investment		40.49%	39,057,825
		Call Options Written		-22.76%	(21,949,380)
		Put Options Written		-10.70%	(10,324,648)
		Other Assets Less Liabilities		1.66%	1,604,481
		Total Net Assets		100.00%	$96,462,435

*	Non-income producing investment
§	Represents 7 day effective SEC yield as of February 29, 2020.
(a)	Rate shown reflects the yield at time of purchase.
(b)	Counterparty is Interactive Brokers LLC.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Assets and Liabilities

As of February 29, 2020

Assets:
Investments, at value (cost $127,195,322)	$127,131,982
Deposits with broker	1,654,523
Receivables:
Interest	36,806
Investments sold	15,015,707

Total assets	143,839,018

Liabilities:
Options written, at value (premiums received $32,204,054)	32,274,028
Payables:
Investments purchased	14,999,182
Funds shares repurchased	52,000
Accrued expenses:
Advisory fees	30,217
Administration fees	21,152
Distribution and service fees - Advisor Class Shares	4

Total liabilities	47,376,583

Net Assets	$96,462,435

Net Assets Consist of:
Paid in Interest	$105,819,920
Accumulated Deficit	(9,357,485)

Total Net Assets	$96,462,435

Institutional shares outstanding, no par value (unlimited authorized shares)	10,111,211
Net Assets	$96,448,729
Net Asset Value, Offering Price and Redemption Price Per Share	$9.54

Advisor shares outstanding, no par value (unlimited authorized shares)	1,448
Net Assets	$13,706
Net Asset Value, Offering Price and Redemption Price Per Share	$9.47

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Operations

For the fiscal year ended February 29, 2020

Investment Income:
Dividends	$100,183
Interest	1,700,265

Total Investment Income	1,800,448

Expenses:
Advisory fees (note 2)	397,856
Administration fees (note 2)	278,499
Interest expense	25,003
Distribution and service fees - Advisor Class Shares (note 4)	54
Other operating expenses	50

Total Expenses	701,462

Net Investment Income	1,098,986

Realized and Unrealized Gain (Loss) on Investments and Options Written

Net realized gain (loss) from:
Investments	(3,966,960)
Options Written	4,545,604
Net realized gain on investments and options written	578,644

Change in unrealized appreciation (depreciation) on:
Investments	1,093,046
Options Written	(271,646)
Net change in unrealized appreciation (depreciation) on investments and options written	821,400

Net Realized and Unrealized Gain on Investments and Options Written	1,400,044

Net Increase in Net Assets Resulting from Operations	$2,499,030

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statements of Changes in Net Assets

		February 29,		February 28,
For the fiscal years ended		2020		2019

Operations:
Net investment income		$1,098,986		$1,339,564
Net realized gain (loss) from investments and
options written		578,644		(7,323,771)
Net change in unrealized (appreciation (depreciation)
on investments and options written		821,400		(3,467,154)

Net Increase (Decrease) in Net Assets Resulting from Operations		2,499,030		(9,451,361)

Total Distributions Paid to Shareholders:
Institutional Class Shares		(2,058,796)		(2,119,254)
Advisor Class Shares		(237)		(228)

Net Decrease in Net Assets Resulting from Distributions		(2,059,033)		(2,119,482)

Beneficial Interest Transactions:
Shares sold		23,131,056		8,204,993
Reinvested distributions		1,662,158		1,688,117
Shares repurchased		(34,455,429)		(14,541,461)

Net Decrease in Beneficial Interest Transactions		(9,662,215)		(4,648,351)

Net Decrease in Net Assets		(9,222,218)		(16,219,194)

Net Assets:
Beginning of Year		105,684,653		121,903,847
End of Year		$96,462,435		$105,684,653

	February 29,		February 28,
Share Information:	2020		2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,399,418	$23,131,056	812,302	$8,204,993
Reinvested distributions	176,247	1,661,921	174,637	1,687,889
Shares repurchased	(3,588,982)	(34,455,429)	(1,473,595)	(14,541,461)
Net Decrease in Shares
of Beneficial Interest	(1,013,317)	$(9,662,452)	(486,656)	$(4,648,579)

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvested distributions	25	237	24	228
Shares repurchased	-	-	-	-
Net Increase in Shares
of Beneficial Interest	25	$237	24	$228

See Notes to Financial Statements

Arin Large Cap Theta Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	February 29,		February 28,					February 29,
each of the fiscal years ended	2020		2019	2018		2017		2016

Net Asset Value, Beginning of Year	$9.50		$10.50	$10.14		$10.08		$10.79

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.11		0.12	0.05		(0.05)		(0.04)
Net realized and unrealized gain (loss) on
investments and options written	0.13		(0.94)	0.49		0.60		(0.11)

Total from Investment Operations	0.24		(0.82)	0.54		0.55		(0.15)

Less Distributions:
Net investment income	(0.20)		(0.10)	(0.00)	(f)	-		-
Net realized gain	-		(0.08)	(0.18)		(0.49)		(0.56)

Total Distributions	(0.20)		(0.18)	(0.18)		(0.49)		(0.56)

Net Asset Value, End of Year	$9.54		$9.50	$10.50		$10.14		$10.08

Total Return (a)	2.55%		(7.80)%	5.31%		5.50%		(1.61)%

Net Assets, End of Year (in thousands)	$96,449		$105,671	$121,889		$5,297		$5,783

Ratios of:
Interest Expense to Average Net Assets	0.03%		0.15%	0.04%		0.00%	(e)	0.01%
Gross Expenses to Average Net Assets (b)	0.71%		0.83%	0.72%		0.68%		0.69%
Net Expenses to Average Net Assets (b)	0.71%		0.83%	0.72%		0.68%		0.69%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	1.11%		1.18%	0.46%		(0.48)%		(0.40)%

Portfolio turnover rate	456.80%	(g)	325.85%	94.85%		7.60%		0.00%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.
(f) Less than $0.01 per share.
(g)	Portfolio turnover was calculated using the total long-term purchase amount of $27,391. All securities considered short-term were excluded from the calculation according to prescribed rules.

See Notes to Financial Statements							(Continued)

Arin Large Cap Theta Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during	February 29,		February 28,				February 29,
each of the fiscal years ended	2020		2019	2018	2017		2016

Net Asset Value, Beginning of Year	$9.43		$10.44	$10.13	$10.11		$10.85

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.06		0.08	(0.04)	(0.09)		(0.08)
Net realized and unrealized gain (loss) on
investments and options written	0.15		(0.93)	0.53	0.60		(0.10)

Total from Investment Operations	0.21		(0.85)	0.49	0.51		(0.18)

Less Distributions:
Net investment income	(0.17)		(0.08)	-	-		-
Net realized gain	-		(0.08)	(0.18)	(0.49)		(0.56)

Total Distributions	(0.17)		(0.16)	(0.18)	(0.49)		(0.56)

Net Asset Value, End of Year	$9.47		$9.43	$10.44	$10.13		$10.11

Total Return (a)	2.21%		(8.14)%	4.82%	5.09%		(1.88)%

Net Assets, End of Year (in thousands)	$14		$13	$15	$17		$77

Ratios of:
Interest Expense to Average Net Assets	0.03%		0.15%	0.04%	0.00%	(e)	0.01%
Gross Expenses to Average Net Assets (b)	1.11%		1.23%	1.12%	1.08%		1.09%
Net Expenses to Average Net Assets (b)	1.11%		1.23%	1.12%	1.08%		1.09%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	0.68%		0.79%	(0.38)%	(0.90)%		(0.80)%

Portfolio turnover rate	456.80%	(f)	325.85%	94.85%	7.60%		0.00%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)							Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.
(f)							Portfolio turnover was calculated using the total long-term purchase amount of $27,391. All securities considered short-term were excluded from the calculation according to prescribed rules.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 29, 2020

1.       Organization and Significant Accounting Policies

The Arin Large Cap Theta Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund’s investment advisor, Arin Risk Advisors, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of common stocks, exchange-traded funds (“ETFs”), options, and futures contracts. The Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of securities whose value is based on companies with market capitalizations that qualify them as “large-cap” companies.  The Advisor considers a company to be a “large cap” company if its market capitalization is at least $10 billion. The Fund will be primarily invested in securities that are linked to the performance of broad-based market indexes, such as the S&P 500 Index, that represent the U.S. large-cap equity market (an "Index"). A primary means of gaining exposure to an Index is through the purchase and sale of options. The Advisor may also allocate a portion of the Fund’s assets to cash or cash equivalents, including United States Treasury Securities, money-market investments, and money-market mutual funds.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Advisor Class Shares are subject to distribution and service fees which are further discussed in Note 4. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Date of Initial Public Investment for the Institutional Class Shares was August 14, 2013.  The Date of Initial Public Investment for the Advisor Class Shares was September 3, 2013.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the time the valuation is made. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Treasury Bills are valued at the evaluated bid price provided by the pricing service.  The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they trade and are translated from the local currency into U.S. dollars.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices at the time the valuation is made (the “Valuation Time”). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the Valuation Time are not readily available or (ii) the Fund’s investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 29, 2020

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of February 29, 2020 for the Fund’s investments measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Treasury Bills	$35,575,832	$-	$35,575,832	$-
Call Options Purchased	44,760,360	-	44,760,360	-
Put Options Purchased	7,737,965	-	7,737,965	-
Short-Term Investment	39,057,825	39,057,825	-	-
Total Assets	$127,131,982	$39,057,825	$88,074,157	$-

Liabilities
Call Options Written	$21,949,380	$-	$21,949,380	$-
Put Options Written	10,324,648	-	10,324,648	-
Total Liabilities	$32,274,028	$-	$32,274,028	$-

 (a) The Fund had no Level 3 securities during the fiscal year ended February 29, 2020.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 29, 2020

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.

Derivative Type	Location	Market Value

Equity Contracts – purchased options	Assets – Investments, at value	$52,498,325
Equity Contracts – written options	Liabilities-Options written, at value	$32,274,028

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of February 29, 2020:

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal year ended February 29, 2020:

Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized loss from investments	$ (3,974,904)
Equity Contracts – written options	Net realized gain from options written	$ 4,545,604

Equity Contracts – purchased options	Net change in unrealized depreciation on investments	$ 1,078,662
Equity Contracts – written options	Net change in unrealized depreciation on options written	$ (271,646)

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 29, 2020

The following table represents the total premiums received or paid on options, which serve as an indicator of volume for options during the fiscal year ended February 29, 2020:

Derivative Type	Type	Total Value
Equity Contracts – purchased options	Premiums Paid	$146,890,878
Equity Contracts – written options	Premiums Received	$110,044,504

Investments in the Fund are subject to the following options risks:
Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investments in the Fund may also be subject to counterparty risk on derivatives. This risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due.  As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment.  Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes to economic, social, or political conditions in general can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.

Cash and Cash Equivalents
All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The Fund may have cash and cash equivalents on deposit with commercial banks and professional brokerage houses which, at times, may exceed federally insured limits.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Continued)

Arin Large Cap Theta Fund
Notes to Financial Statements

As of February 29, 2020

Distributions
The Fund may declare and distribute dividends from net investment income (if any) monthly or quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”).  ETFs offer investors a proportionate share in a portfolio of stocks, bonds, commodities, or other securities.  ETFs are traded on a stock exchange and can be bought and sold throughout the day.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 0.40% of the average daily net assets of the Fund.

In accordance with these terms, the Fund incurred $397,856 in advisory fees for the fiscal year ended February 29, 2020.

Administrator
a) Fund Accounting and Administration Agreement:  The Nottingham Company provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.28% if the average daily net assets are under $250 million.  The Administrator is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation. Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.  The Fund incurred $278,499 in administration fees for the fiscal year ended February 29, 2020.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 29, 2020

b) Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator, through June 30, 2020, under which it has agreed to make the following payments to the Administrator: (i) when the Fund’s assets are below $49 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference. The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are in amounts greater than the limits or outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.
The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.
Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Administrator for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

3.       Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Administrator.

4.       Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may also incur expenses, which may not exceed 0.40% per annum of the Fund’s average daily net assets attributable to the Advisor Class Shares, for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended February 29, 2020, the Advisor Class Shares incurred $54 in distribution and service fees.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 29, 2020

5.       Purchases and Sales of Investment Securities

Purchases of Securities	Proceeds from Sales of Securities
$27,391	$33,123

For the fiscal year ended February 29, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

6.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open tax years ended 2017 through 2020 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.

Distributions during the fiscal year ended were characterized for tax purposes as follows:

	Distributions from
For the Year Ended	Ordinary Income	Long-Term Capital Gains
02/29/2020	$ 2,059,033	$ -
02/28/2019	1,168,578	950,904

At February 29, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$94,852,253

Unrealized Appreciation	$5,701
Unrealized Depreciation	-
Net Unrealized Appreciation	$5,701

Undistributed Net Investment Income	73,023
Capital Loss Carryforward	(9,436,209)

Distributable Earnings	$(9,357,485)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to mark to market of section 1256 options contracts.

Capital Loss Carryforward
The Fund has a capital loss carryforward of $9,436,209, of which $3,499,034 is short-term in nature and $5,937,175 is long-term in nature and has no expiration.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements

As of February 29, 2020

7.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.       New Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement. The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal year ended February 29, 2020.

9.       Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 29, 2020, TD Ameritrade held 95.84% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by TD Ameritrade are also owned beneficially.

10.      Borrowings

The Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 2.59% on the first $100,000, the Federal Funds rate plus 2.09% on the next $900,000, the Federal Funds rate plus 1.59% on balances of $1,000,000-$3,000,000, and the Federal Funds rate plus 1.39% on balances of $3,000,000-$200,000,000. The average borrowing during the fiscal year was $231,672, and the average interest rate during the year was 2.41%.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had no borrowings as of the fiscal year ended February 29, 2020.  Total interest expense for the year was $25,003 as reflected in the Statement of Operations.

11.      Subsequent Events

Effective March 31, 2020, Nottingham Compliance Services replaced Cipperman Compliance Services, LLC as the Trust’s Chief Compliance Officer.

Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Company’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Arin Large Cap Theta Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Arin Large Cap Theta Fund, a series of shares of beneficial interest in Starboard Investment Trust (the “Fund”), including the schedule of investments, as of February 29, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
April 28, 2020

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

As of February 29, 2020

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy Voting Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.       Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended February 29, 2020.

During the fiscal year, the Fund paid ordinary income distributions of $2,059,033 but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

As of February 29, 2020

Institutional Class Shares	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,023.37	$3.43
	$1,000.00	$1,021.54	$3.43
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.68%, multiplied by 182/366 (to reflect one half year).

Advisor Class Shares	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,022.50	$5.47
	$1,000.00	$1,019.53	$5.46
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.08%, multiplied by 182/366 (to reflect one half year).

5.       Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,000 during the fiscal year ended February 29, 2020 from the Administrator for their services to the Fund and Trust under the Operating Plan.

(Continued)

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

As of February 29, 2020

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Life Insurance Company (insurance company) from 2003 to 2015.	16
Independent Trustee of the Brown Capital Management Mutual Funds for all its series from 2011 to present, Hillman Capital Management Investment Trust for all its series from 2009 to present, Centaur Mutual Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2016 to present, Leeward Investment Trust for all its series from 2018 to present, and WST Investment Trust for all its series (all registered investment companies) from 2013 to present. Member of Board of Directors of Communities in Schools of N.C. from 2001 to present. Member of Board of Directors of Mechanics & Farmers Bank from 2009 to present. Member of Board of Directors of Investors Title Company from 2010 to present. Member of Board of Directors of AAA Carolinas from 2011 to present. Previously, member of Board of Directors of M&F Bancorp from 2009 to 2019. Previously, member of Board of Visitors of North Carolina Central University School of Business from 1990 to 2016. Previously, Board of Directors of NC Mutual Life Insurance Company from 2004 to 2016. Previously, President and CEO of North Carolina Mutual Life Insurance Company from 2003 to 2015.

Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	16
Independent Trustee of World Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2002 to present, Leeward Investment Trust for all its series from 2011 to present, and Hillman Capital Management Investment Trust for all its series from 2000 to present (all registered investment companies). Senior Partner of Community Financial Institutions Consulting from 1997 to present. Previously, Partner at Pikar Properties from 2001 to 2017.

Michael G. Mosley (01/1953)	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	16	None.
J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	16	None.

(Continued)

Arin Large Cap Theta Fund
Additional Information
(Unaudited)
As of February 29, 2020

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.
Ashley H. Lanham (03/1984)	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Stacey Gillespie (05/1974)	Chief Compliance Officer	Since 03/16	Compliance Director, Cipperman Compliance Services, LLC since 2015. Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. from 2013 to 2015.

Arin Large Cap Theta Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Arin Risk Advisors, LLC
116 South Franklin Street	100 East Hector Street
Post Office Box 69	Suite 215
Rocky Mount, North Carolina 27802-0069	Conshohocken, PA 19428-2388

Telephone:	Telephone:

800-773-3863	610-822-3400

World Wide Web @:	World Wide Web @:

ncfunds.com	arinllc.com

Item 2.	CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) and Item 3(c) of Form N-CSR, serving on its audit committee.

As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees – Audit fees billed for the Arin Large Cap Theta Fund (the “Fund”), a series of the Trust, for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), for the audit of the Fund’s financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.

Fund	February 29, 2020	February 28, 2019
Arin Large Cap Theta Fund	$12,250	$12,250

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended February 28, 2019 and February 29, 2020 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	February 29, 2020	February 28, 2019
Arin Large Cap Theta Fund	$2,000	$2,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended February 28, 2019 and February 29, 2020 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended February 28, 2019 and February 29, 2020 were $2,000 and $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act pf 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	May 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date	May 5, 2020

By:	/s/ Ashley H. Lanham
Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	May 5, 2020